Net other operating (loss) / income (Tables)	12 Months Ended
Dec. 31, 2021
Net other operating (loss) / income [Abstract]
Net other operating (loss) / income

	2021	2020	2019
	£’000	£’000	£’000
Profit on derecognition of leases	—	3,700	—
Loss on disposal of property, plant and equipment	(180)	(1,064)	—
Settlement agreement	—	810	—
Sub-lease income	108	460	185
Remeasurement of leases	15	227	—
Other	—	109	—
	(57)	4,242	185